Liquidity and Going Concern - Additional Information (Detail) - USD ($) $ in Thousands	Jun. 30, 2022	Jun. 30, 2021
Going Concern [Line Items]
Retained earnings surplus deficit	$ (132,718)	$ (87,442)
Cash and cash equivalents	$ 41,333	$ 65,128